Note 9 - Long-term Debt (Details) - Principal Payments (USD $)	Sep. 30, 2013	Dec. 31, 2012
Principal Payments [Abstract]
2014	$ 72,873,605
2015	36,668,555
2016	82,480,816
2017	20,261,930
2018	55,527,429
2019 & thereafter	86,734,854
Total	$ 354,547,189	$ 345,352,312